LOAN RECEIVABLES	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
LOAN RECEIVABLES

NOTE 5 – LOAN RECEIVABLES

As of March 31, 2022 and 2021, loan receivables consists of the following:

		For the year ended March 31,
Name	7	2022	2021

Superinet Inc.		$131,036	$127,232

On June 2, 2020, the Company signed a loan agreement to provide a loan of $64,024 (C$80,000) to Superinet Inc., a third party. The loan has a term of 2 years with a fixed interest rate of 2% per annum. The repayments are scheduled as: repayment of the first-year interest at end of the first year, and repayment of the second-year interest plus the principal upon maturity. If any repayment is in default, the repayment date could be extended upon mutual agreement and the interest rate will be increased to 4% per annum. On July 15, 2020, the Company entered a second loan agreement with Superinet Inc. for an additional amount of $64,024 (C$80,000). All other terms remained the same as the first loan above. As at March 31, 2022 and 2021, $2,988 and $2,014 interest income were accrued on the loan above and included as prepaid and other receivable. The accrued interest income and the principal balances for the two loans to Superinet Inc. has been received subsequently to March 31, 2022.